CONDENSED BALANCE SHEETS (UNAUDITED) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,901,000	$ 8,554,000	$ 18,120,000
Investments	323,000	0
Other current assets	989,000	1,280,000	3,697,000
Total current assets	4,213,000	9,834,000	21,817,000
Property and equipment, net	800,000	906,000	1,324,000
Operating lease right-use-of assets	171,000	202,000	248,000
Goodwill	372,000	372,000	372,000
Intangible assets, net	33,000	42,000	94,000
Other assets	32,000	32,000	12,000
Total assets	5,621,000	11,388,000	23,867,000
Current liabilities:
Accounts payable and accrued expenses	6,447,000	6,631,000	10,134,000
Operating lease liability	115,000	120,000	110,000
Deferred grant liability	247,000	0
Term loan obligation, current	3,590,000	3,976,000	1,608,000
Total current liabilities	10,399,000	10,727,000	11,852,000
Noncurrent operating lease liability	59,000	85,000	141,000
Term loan obligation		0	3,786,000
Deferred grant liability		1,924,000	1,643,000
Total liabilities	10,458,000	12,736,000	17,422,000
Commitments and contingencies (Note 8)
Stockholders' deficit:
Preferred stock	0	0	0
Common stock	5,000	5,000	2,000
Treasury stock	(500,000)	(126,000)	0
Additional paid-in capital	479,420,000	479,274,000	473,628,000
Accumulated deficit	(483,762,000)	(480,501,000)	(467,185,000)
Total stockholders' deficit	(4,837,000)	(1,348,000)	6,445,000
Total liabilities and stockholders' deficit	$ 5,621,000	$ 11,388,000	$ 23,867,000